Statement of Changes in Shareholders' Equity (USD $)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]
Balance at Apr. 19, 2010
Ordinary shares issued at $0.01739 per share	$ 25,000	$ 144	$ 24,856
Ordinary shares issued at $0.01739 per share, shares		1,437,500
Ordinary shares repurchased from the sponsor	(1)	(29)	28
Ordinary shares repurchased from the sponsor, shares		2,875,000
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase)	44,374,606	460	44,374,146
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase), shares		4,600,000
Proceeds subject to possible repurchase of 2,295,400 shares	(23,036,634)	(230)	(23,036,404)
Proceeds from issuance of private placement warrants	2,170,000		2,170,000
Net loss applicable to common shareholders	(158,920)			(158,920)
Balance at Dec. 31, 2010	23,374,051	345	23,532,626	(158,920)
Balance, shares at Dec. 31, 2010	5,750,000	5,750,000
Net loss applicable to common shareholders	(677,489)			(677,489)
Balance at Dec. 31, 2011	$ 22,696,562	$ 345	$ 23,532,626	$ (836,409)
Balance, shares at Dec. 31, 2011	5,750,000	5,750,000